Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance for loan losses	$ 5,213	$ 5,640
Impairment of other real estate owned	1,771	2,774
Goodwill	2,134	2,483
Available-for-sale securities	914
Deferred taxes on pension		997
Nonaccrual loan interest	1,015	940
Core deposit intangible	822	904
Pension	896	450
Deferred compensation	44	36
Other	322	449
Total deferred tax assets	13,131	14,673
Deferred tax liabilities:
Available-for-sale securities		2,088
Premises and equipment	988	958
Mortgage servicing rights	1,114	908
Deferred taxes on pension	328
Assets held for sale	112	110
FHLB stock dividend	100	100
Other	72	1
Total deferred tax liabilities	2,714	4,165
Net deferred tax asset	$ 10,417	$ 10,508